PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Feb. 28, 2023
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	As of	As of
	February 28,	February 28,
	2022	2023

Building	$65,922	$59,987
Leasehold improvement	115,760	50,126
Computer, network equipment and software	173,685	96,162
Vehicles	899	810
Office equipment and furniture	19,071	6,627
Construction in progress	151,437	210,179

Total cost of property and equipment	526,774	423,891
Less: accumulated depreciation	(215,589)	(125,562)
Less: accumulated impairment loss	(29,959)	(9,452)
	$281,226	$288,877